Other Liabilities and Provisions - Summary of Other Liabilities and Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Financial liabilities
Deposits and others	₨ 7		₨ 853
Non current financial liabilities	7		853
Non-Financial liabilities
Employee benefits obligations	1,791		4,235
Others	2,440		412
Liabilities directly associated with assets held for sale	(8)
Non current non financial liabilities	4,223		4,647
Other non-current liabilities	4,230	$ 65	5,500
Financial liabilities
Deposits and others	1,050		342
Current financial liabilities	1,050		342
Non-Financial liabilities
Statutory and other liabilities	4,263		3,353
Employee benefits obligations	8,537		5,912
Advance from customers	1,901		2,394
Others	1,139		1,026
Liabilities directly associated with assets held for sale	(277)
Current non-financial liabilities	15,563		12,685
Other current liabilities	16,613	256	13,027
Total	20,843		18,527
Non-current
Provision for warranty	3		4
Non-current provisions	3		4
Current
Provision for warranty	290		436
Others	506		834
Current provisions	796	$ 12	1,270
Total	₨ 799		₨ 1,274